June 6, 2001


Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC 20549

Re:   Dreyfus Cash Management                         811-4175
      Dreyfus Cash Management Plus, Inc.              811-5295
      Dreyfus Government Cash Management Funds
      - DREYFUS GOVERNMENT PRIME CASH MANAGEMENT      811-3964
      - DREYFUS GOVERNMENT CASH MANAGEMENT            811-3964
      Dreyfus Municipal Cash Management Plus          811-6172
      Dreyfus New York Municipal Cash Management      811-6395
      Dreyfus Tax Exempt Cash Management              811-3954
      Dreyfus Treasury Cash Management                811-4723
      Dreyfus Treasury Prime Cash Management          811-5718


Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 30, 2001, pursuant to Rule 485(b).

                                          Very truly yours,

                                          /s/ John B. Hammalian

                                          John B. Hammalian
                                          Secretary